SUBSEQUENT EVENT (Detail Textuals) $ / shares in Units, ¥ in Millions					1 Months Ended
	Apr. 09, 2018 shares	Mar. 15, 2018 shares	Mar. 12, 2018 USD ($) shares	Mar. 10, 2018 $ / shares shares	Apr. 17, 2018	Dec. 26, 2017 shares	Apr. 11, 2018	Mar. 10, 2018 CNY (¥)
Miracle Investments Ltd. ("Miracle") | Consulting agreement
Subsequent Event [Line Items]
Terms of agreement						1 year
Number of shares issued for services						100,000
Subsequent event | Consulting agreement | Weitian
Subsequent Event [Line Items]
Service fees | $			$ 58,500
Subsequent event | Share Acquisition Agreement (the "Agreement') | Weijia Bio-Tech
Subsequent Event [Line Items]
Percentage of equity interest acquired							49.00%	49.00%
Total value of acquiree | ¥								¥ 37.1
Value of equity interest acquired | ¥								¥ 181.8
Number of trading days				20 days
Number of extended business days					40 days
Subsequent event | Share Acquisition Agreement (the "Agreement') | Weijia Bio-Tech | Class A common shares
Subsequent Event [Line Items]
Number of shares issued or obligated to issue for acquisition	1,442,778			1,442,778
Share price per share | $ / shares				$ 2.00
Subsequent event | Share Acquisition Agreement (the "Agreement') | Weijia Bio-Tech | Shares restriction period one year | Class A common shares
Subsequent Event [Line Items]
Number of shares issued or obligated to issue for acquisition				448,000
Subsequent event | Share Acquisition Agreement (the "Agreement') | Weijia Bio-Tech | Shares restriction period six months | Class A common shares
Subsequent Event [Line Items]
Number of shares issued or obligated to issue for acquisition				100,000
Subsequent event | Settlement agreement | Weitian | Class A common shares
Subsequent Event [Line Items]
Number of shares issued for services		31,452
Subsequent event | Miracle Investments Ltd. ("Miracle") | Consulting agreement | Class A common shares
Subsequent Event [Line Items]
Number of shares issued or obligated to issue for acquisition			100,000